Convertible Notes Payable - Conversion at Maturity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortized to interest expense	$ 0	$ 469	$ 1,747	$ 411
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Balance at January 1, 2020	0	1,572	1,572	0
Issuance of convertible notes payable			2,857	1,572
Matured				0
Converted to common stock			(4,429)
Balance at December 31, 2020			0	1,572
Balance at January 1, 2020	$ 0	$ 278	278	0
Debt discount recognized			1,600	690
Amortized to interest expense			(1,747)	(412)
Reclassified to additional paid-in capital upon conversion of convertible notes payable			(131)
Balance at December 31, 2020			$ 0	$ 278